Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,740,818)	$ (1,099,798)	$ (2,846,943)	$ (1,809,962)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,642	1,641	3,282	4,106
Non-cash stock compensation expense	331,333	116,527	848,710	229,220
(Increase) Decrease in Changes in Assets
Prepaid expenses and other current assets	(49,254)	(26,336)	(260)	4,550
Increase (Decrease) in Changes in Liabilities
Accounts payable and accrued liabilities	(3,338)	4,351	1,811	(1,834)
Net cash provided by (used in) operating activities	(1,460,435)	(1,003,615)	(1,993,400)	(1,573,920)
CASH FLOWS FROM INVESTING ACTIVITIES:
CASH FLOWS FROM FINANCING ACTIVITIES:
Common shares issued through an equity financing agreement	763,035		1,325,807
Net cash provided by financing activities	763,035		1,325,807
Net increase (decrease) in cash	(697,400)	(1,003,615)	(667,593)	(1,573,920)
Cash, cash equivalents, and restricted cash - beginning of period	1,436,928	2,104,521	2,104,521	3,678,441
Cash, cash equivalents, and restricted cash - end of period	739,528	1,100,906	1,436,928	2,104,521
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest
Income taxes
Non-cash investing and financing activities:
Issuance of common shares for equity financing			30,000
Equity financing fees			$ 30,000
Adjustment to mezzanine	39,200
Equity financing cost		$ 30,000